Capital management (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios	During the nine months ended July 31, 2026, we complied with all applicable capital, leverage and TLAC requirements, including the Domestic Stability Buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts)	July 31 2026	October 31 2025
Capital (1)
Common Equity Tier 1 (CET1) capital	$104,956	$98,748
Tier 1 capital	116,072	110,393
Total capital	129,935	122,399
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$630,182	$590,306
Market risk	40,045	41,506
Operational risk	107,760	98,413
Total RWA	$777,987	$730,225
Capital ratios and Leverage ratio (1)
CET1 ratio	13.5%	13.5%
Tier 1 capital ratio	14.9%	15.1%
Total capital ratio	16.7%	16.8%
Leverage ratio	4.3%	4.4%
Leverage ratio exposure	$2,705,109	$2,491,090
TLAC available and ratios (2)
TLAC available	$240,463	$230,385
TLAC ratio	30.9%	31.5%
TLAC leverage ratio	8.9%	9.2%

(1)	Capital, RWA and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework.
(2)
TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. The TLAC ratio and TLAC leverage ratio are calculated using TLAC available as a percentage of total RWA and leverage exposure, respectively.